Financial Risk Management - Summary of Risk Exposure in Foreign Currencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEK/USD Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax	$ 1,939	$ 2,760	$ 12,883
SEK/EUR Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax	1,098	1,116	236
SEK/GBP Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax	933	2,294	586
SEK/CNY Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax	2,276	4,773	1,755
SEK/SGD Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax	384	1,788	1,491
SEK/NOK Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax	2,317	1,041	1,136
USD/SEK Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax	8,622	201
SGD/CNY Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax	26	4,224	3,112
GBP/EUR Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax	$ 453	$ 278	$ 1,181